Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance at Jun. 30, 2018		$ 79	$ 4,880,246	$ (4,769,126)	$ 111,199
Beginning Balance, Shares at Jun. 30, 2018		788,308
Issuance of shares in a private placement	$ 3,200,000		3,200,000		3,200,000
Issuance of shares in a private placement (in shares)	2,133,332
Conversion of preferred stock to common stock	$ (3,200,000)	$ 171	(171)
Conversion of preferred stock to common stock (in shares)	(2,133,332)	1,706,666
Issuance of shares in exchange for debt settlement		$ 1	1,150,134		1,150,135
Issuance of shares in exchange for debt settlement, in shares		7,804
Stock option compensation			64,860		64,860
Cashless exercise of options		154	(154)		19,309
Deemed dividends for ratchet adjustment to warrants			48,659	(48,659)
Issuance of shares for services		$ 1	48,999		49,000
Issuance of shares for services (in shares)		11,200
Issuance of shares for interest payment
Net income (loss)				(2,444,287)	(2,444,287)
Ending Balance at Jun. 30, 2019		$ 406	9,392,573	(7,262,072)	2,130,907
Ending Balance, Shares at Jun. 30, 2019		4,058,724
Stock option compensation			24,846		24,846
Cashless exercise of options		$ 1	(1)
Cashless exercise of options, Shares		5,046
Issuance of shares for services		$ 1	39,199		39,200
Issuance of shares for services (in shares)		11,200
Issuance of commitment shares		$ 112	10,068,638		10,068,750
Issuance of commitment shares, Shares		1,125,000
Deemed dividend for commitment shares				(17,099,058)	(17,099,058)
Issuance of shares for interest payment			13,487		13,487
Issuance of shares for interest payment, in shares		4,422
Net income (loss)				(16,676,768)	(16,676,768)
Ending Balance at Jun. 30, 2020		$ 520	$ 19,538,742	$ (41,037,898)	$ (21,498,636)
Ending Balance, Shares at Jun. 30, 2020		5,204,392